COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The leases are on a fixed repayment basis and have no contingent rentals. Future minimum lease payments under non-cancelable operating leases as of December 31, 2017 were as follows:

Lease commitments
Year ending December 31,
-2018	$30,019
-2019	19,246
-2020	19,246
Total	$68,511